Standardized measurement of oil and gas (unaudited) (Disclosure of detailed information about progress of converting proved undeveloped reserves) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Abstract]
Future cash inflows	$ 610,071,000	$ 393,698,000
Royalties	(195,966,000)	(123,213,000)
Future production costs and taxes	(113,547,000)	(84,248,000)
Future development costs	(85,606,000)	(48,262,000)
Future income taxes	(46,525,000)	(29,990,000)
Future ADR Costs	(1,972,000)	(1,355,000)
Future net cash flows	166,426,000	106,630,000	$ 104,500,000
Annual 10% discount for estimated timing of cash flows	(55,888,400)	(22,718,300)
Standardized measure of discounted future net cash flows	$ 110,537,600	$ 64,642,800